Significant Accounting Policies - Schedule of Accrued Warranty Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Warranty Account [Abstract]
Balance at the beginning of the year	$ 15,000	$ 40,311	$ 25,049
Cost incurred	(9,825)	(9,331)	(15,334)
Expense (income) recognized	9,825	(15,980)	30,596
Balance at the end of the year	$ 15,000	$ 15,000	$ 40,311